Note 12 - Other Commitments (Details Textual) - Opera Software AS [member] - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 03, 2016
Statement Line Items [Line Items]
Contingent liabilities recognised in business combination at end of period				$ 2.0
Liabilities incurred		$ 0.6	$ 1.6	$ 1.6
Settled liabilities, contingent liabilities recognised in business combination	$ 0.6